Supplemental Condensed Combining Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the year ended December 31, 2015
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-GuarantorSubsidiaries	CombiningAdjustment	CombinedTotal

Revenue	$-	$-	$1.870.515	$-	$17.938.856	$(3.071.789)	$16.737.582
Cost of revenue	-	-	1.192.256	-	13.279.090	(3.064.927)	11.406.419
Gross profit	-	-	678.259	-	4.659.766	(6.862)	5.331.163
Operating (income) expenses:
Selling, general and administrative(1)	-	183.650	255.184	190.544	2.256.333	(21.582)	2.864.129
Research and development	-	-	75.661	-	64.641	-	140.302
Operating income (loss)	-	(183.650)	347.414	(190.544)	2.338.792	14.720	2.326.732
Other (income) expense:
Interest, net	(6.993)	200.596	(3.706)	227.381	(25.829)	11	391.460
Other, net	-	(1.437.029)	208.835	(844.301)	-	2.072.495	-
Income (loss) before income taxes	6.993	1.052.783	142.285	426.376	2.364.621	(2.057.786)	1.935.272
Income tax expense (benefit)	2.584	23.338	120.728	(164.871)	880.073	(239.729)	622.123
Net income (loss)	4.409	1.029.445	21.557	591.247	1.484.548	(1.818.057)	1.313.149
Net income attributable to noncontrolling interests	-	-	-	-	283.704	-	283.704
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$4.409	$1.029.445	$21.557	$591.247	$1.200.844	$(1.818.057)	$1.029.445

(1) Selling, general and administrative is presented net of income from equity method investees.